Equity reserves - Disclosure of movement in RSU liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [abstract]
Balance, beginning of year	$ 1,001	$ 541
Awards vested during the year, net of cancelled/expired awards	1,460	819
Settled in cash during the year	(803)	(359)
Total RSU liability, end of year	1,658	1,001
Less: current portion of RSU liability	(1,046)	(585)
Total non-current RSU liability, end of year	$ 612	$ 416